Restructuring Charges	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring Charges
16. Restructuring Charges
During the year ended December 31, 2024, the Company recorded restructuring charges of $5.6 million (2023 – $1.7 million, 2022 – $11.6 million).

The 2024 charges related to changes made to Teekay Tankers' senior management team. The 2023 charges primarily related to organizational changes made to the Company's commercial and technical operations teams.

The restructuring charges in 2022 primarily related to the reorganization and realignment of resources of the Company's shared service functions and the separation of information technology systems following the sale of the Teekay Gas Business, and costs associated with the termination of the charter contract for the Sevan Hummingbird FPSO unit. For the year ended December 31, 2022, $2.6 million of the costs were recovered from Seapeak and were recorded as part of revenues on the consolidated statement of income.
As at December 31, 2024 and 2023, restructuring liabilities of $0.9 million and $0.7 million, respectively, were included in accrued liabilities in the Company's consolidated balance sheets. As at December 31, 2024, a restructuring liability $0.6 million was recognized in other long-term liabilities in the Company's consolidated balance sheets.